FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatility as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,533 million.
Included in cash and cash equivalents as at December 31, 2023 was $2,062 million of cash (2022: $2,229 million) and $1,190 million of cash equivalents (2022: $641 million).
Included in financial assets (current and non-current) as at December 31, 2023 was $527 million (2022: $1,136 million) of equity instruments and $4,105 million (2022: $4,031 million) of debt instruments designated as measured at fair value through other comprehensive income.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Financial assets (current and non-current) (1)	960	5,585	6,363	12,908
Total (2)	$960	$5,585	$16,511	$23,056
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $5,626 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.
(a)Hedging activities
Derivative instruments not designated in a hedging relationship are classified as FVTPL, with changes in fair value recognized in the consolidated statements of operating results.
Net Investment hedge
The partnership uses foreign exchange derivative contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2023, a pre-tax net loss of $165 million (2022: net gain of $298 million, 2021: net gain of $146 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2023, there was a derivative asset balance of $4 million (2022: $29 million) and derivative liability balance of $259 million (2022: $101 million) relating to derivative contracts designated as net investment hedges.
Cash Flow hedge
The partnership uses commodity swap contracts to hedge the sale price of its natural gas contracts, purchase price of oil, lead, polypropylene, and tin, foreign exchange contracts and option contracts to hedge highly probable future transactions, and interest rate contracts to hedge the cash flows on its floating rate borrowings. For the year ended December 31, 2023, a pre-tax net gain of $73 million (2022: net gain of $376 million, 2021: net gain of $88 million) was recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2023, there was a derivative asset balance of $205 million (2022: $389 million) and derivative liability balance of $72 million (2022: $122 million) relating to derivative contracts designated as cash flow hedges.
Fair value hedge
The partnership uses cross currency interest rate swap contracts to hedge its fair value exposure on certain foreign currency borrowings resulting from changes in foreign currency. As at December 31, 2023, there was a derivative asset balance of $10 million and derivative liability balance of $31 million relating to derivative contracts designated as fair value hedges.
(b)Fair value hierarchical levels - financial instruments
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2023 and 2022:

	2023			2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$117	$—	$—	$736	$—	$—
Corporate and government bonds	25	3,307	85	91	3,266	—
Derivative assets	6	404	—	12	628	—
Other financial assets (1)	399	719	743	429	691	692
	$547	$4,430	$828	$1,268	$4,585	$692
Financial liabilities
Derivative liabilities	$7	$500	$1	$7	$445	$17
Other financial liabilities (2)	—	—	283	—	—	572
	$7	$500	$284	$7	$445	$589
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $258 million (2022: $544 million) of contingent consideration payable in 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the year ended December 31, 2023.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,307	$3,266	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$404	$628	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$719	$691	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$500	$445	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
The fair value of Level 3 financial assets and liabilities is determined using valuation models which require the use of unobservable inputs, including assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining unobservable inputs, the partnership uses internally developed information, external research, and observable market data, as applicable, in order to develop assumptions regarding those unobservable inputs.
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$82	$84	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$211	$193	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$450	$415	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$258	$544	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$692	$297
Fair value change recorded in net income	57	(9)
Fair value change recorded in other comprehensive income	(6)	(5)
Additions	150	523
Disposals	(70)	(111)
Foreign currency translation and other	5	(3)
Balance at end of period	$828	$692
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$589	$498
Fair value change recorded in net income	(62)	12
Fair value change recorded in other comprehensive income	(21)	—
Additions	25	408
Disposals/settlements	(262)	(356)
Foreign currency translation and other	15	27
Balance at end of period	$284	$589
Securities lending
The partnership’s residential mortgage insurer participates in a securities lending program through an intermediary that is a financial institution for the purpose of generating fee income. Non-cash collateral, in the form of U.S. or Canadian government securities, which is equal to at least 105% of the fair value of the loaned securities, is retained by the partnership until the underlying securities have been returned.
In addition to earning fee income under the securities lending program, interest, dividends and other income generated by the loaned securities continues to be earned while the securities are in the possession of counterparties.
As at December 31, 2023, the partnership had $585 million (2022: $502 million) of financial assets loaned under its securities lending program. The partnership has accepted eligible securities as collateral with a fair value of $617 million (2022: $531 million).